Trade and Other Payables - Schedule of Trade and Other Payables Not Denominated in Functional Currency (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Malaysia ringgit [Member]
Schedule of Trade and Other Payables Not Denominated in Functional Currency [Line Items]
Malaysia ringgit	$ 4,501,621	$ 4,220,536